Revenue disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Basis of presentation
Total revenues, net	$ 1,346,632	$ 1,275,420
Retail revenues
Basis of presentation
Total revenues, net	1,097,172	1,001,536
Wholesale revenues
Basis of presentation
Total revenues, net	243,606	269,042
Management fee income
Basis of presentation
Total revenues, net	$ 5,854	$ 4,842